Employee Information - Summary of Average Number of Employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Information About Employees [line items]
Average number of employees	98,589	94,503
Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	23,644	22,096
Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	74,945	72,407
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Average number of employees	25,331	24,051
South East Asia, Oceania and India [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	5,025	4,821
South East Asia, Oceania and India [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	20,306	19,230
North East Asia [member]
Disclosure of Information About Employees [line items]
Average number of employees	13,876	13,379
North East Asia [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,532	4,376
North East Asia [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	9,344	9,003
North America [member]
Disclosure of Information About Employees [line items]
Average number of employees	9,710	9,361
North America [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	2,075	1,980
North America [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	7,635	7,381
Europe and Latin America [member]
Disclosure of Information About Employees [line items]
Average number of employees	45,431	43,442
Europe and Latin America [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	11,205	10,180
Europe and Latin America [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	34,226	33,262
Middle East and Africa [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,241	4,270
Middle East and Africa [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	807	739
Middle East and Africa [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,434	3,531
Sweden [member]
Disclosure of Information About Employees [line items]
Average number of employees	12,620	12,047
Sweden [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	2,911	2,723
Sweden [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	9,709	9,324
Of which in EU [member]
Disclosure of Information About Employees [line items]
Average number of employees	34,273	34,326
Of which in EU [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	8,462	8,069
Of which in EU [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	25,811	26,257